REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interest

	2018	2019
	RMB	RMB
Balance at beginning of year	228,230	225,645
Share-based compensation	7,911	—
Net loss attributable to mezzanine equity holders	(10,496)	(8,671)
Balance at end of year	225,645	216,974